STATEMENT OF OPERATIONS - USD ($)		1 Months Ended	3 Months Ended
		Dec. 31, 2020	Mar. 31, 2021
General and administrative expense		$ 6,344	$ 217,417
Franchise tax expense		175	48,269
Loss from operations			(265,686)
Net loss		$ (6,519)	$ (252,806)
Class B Common Stock
Weighted average shares outstanding, basic and diluted	[1],[2]	7,500,000
Basic and diluted net loss per common share		$ 0.00

[1]	On February 4, 2021, the Company effected a 1:1.2 stock split for Class B common stock, resulting in an aggregate of 8,625,000 Class B common stock outstanding. All shares and associated amounts have been retroactively restated to reflect the stock split (see Note 4).
[2]	This number includes up to 1,125,000 shares of Class B common stock subject to forfeiture if the over- allotment option is not exercised in full or in part by the underwriters (see Note 4).